Shareholder Report, Line Graph (Details) - USD ($)																12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Oct. 20, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Class A (with sales charge)
Accumulated Value		$ 15,819		$ 13,372		$ 12,646			$ 15,362	$ 10,649	$ 10,933	$ 11,676	$ 12,088	$ 10,212	$ 9,450	$ 16,696
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Class C (with sales charge)
Accumulated Value		15,645		13,336		12,690			15,541	10,860	11,231	12,088	12,601	10,725	10,000	$ 16,395
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																Class R
Accumulated Value		16,376		13,876		13,152			16,017	11,137	11,461	12,268	12,723	10,784	10,000	$ 17,234
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Class R6
Accumulated Value		17,160		14,469		13,642			16,521	11,407	11,668	12,408	12,791	10,806	10,000	$ 18,238
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name																Advisor Class
Accumulated Value		17,127		14,439		13,612			16,507	11,417	11,688	12,457	12,858	10,837	10,000	$ 18,112
Franklin Templeton SMACS: Series EM
Account Value [Line Items]
Line Graph and Table Measure Name																Franklin Templeton SMACS: Series EM
Accumulated Value	$ 9,718	9,964	$ 8,887	8,281	$ 8,176	7,708	$ 9,559	$ 10,000								$ 11,983
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Index-NR
Accumulated Value		17,582		14,873		13,292			16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Index-NR
Accumulated Value		17,582		14,873		13,292			16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Index-NR
Accumulated Value		17,582		14,873		13,292			16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Index-NR
Accumulated Value		17,582		14,873		13,292			16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Index-NR
Accumulated Value		17,582		14,873		13,292			16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Index-NR
Accumulated Value	11,006	10,997	10,038	9,303	8,921	8,314	9,612	10,000								$ 12,693
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index-NR
Accumulated Value		20,108		17,304		15,307			18,304	12,733	11,491	12,823	12,936	11,118	10,000	$ 22,133
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index-NR
Accumulated Value		20,108		17,304		15,307			18,304	12,733	11,491	12,823	12,936	11,118	10,000	$ 22,133
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index-NR
Accumulated Value		20,108		17,304		15,307			18,304	12,733	11,491	12,823	12,936	11,118	10,000	$ 22,133
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index-NR
Accumulated Value		20,108		17,304		15,307			18,304	12,733	11,491	12,823	12,936	11,118	10,000	$ 22,133
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index-NR
Accumulated Value		20,108		17,304		15,307			$ 18,304	$ 12,733	$ 11,491	$ 12,823	$ 12,936	$ 11,118	$ 10,000	$ 22,133
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Index-NR
Accumulated Value	$ 9,523	$ 9,488	$ 8,652	$ 8,245	$ 7,957	$ 8,143	$ 9,393	$ 10,000								$ 11,082